Columbia Global Value Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Value Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 1.9%
Northern Star Resources Ltd.	1,626,532	15,550,042
Canada 1.6%
Cameco Corp.(a)	236,818	13,145,767
Finland 1.0%
UPM-Kymmene OYJ	219,534	8,392,151
France 4.8%
AXA SA	357,112	12,894,055
BNP Paribas SA	198,227	14,632,465
Societe Generale SA	195,498	5,855,722
Worldline SA(b)	498,728	6,666,447
Total		40,048,689
Hong Kong 1.1%
WH Group Ltd.	12,771,593	8,703,281
Japan 7.4%
Daiwabo Holdings Co., Ltd.	630,900	11,161,528
Macnica Holdings, Inc.	191,100	7,860,199
Mitsubishi UFJ Financial Group, Inc.	1,365,200	14,500,715
ORIX Corp.	468,201	10,210,549
Sankyo Co., Ltd.	1,004,500	9,794,185
Shimamura Co., Ltd.	174,400	8,354,097
Total		61,881,273
Netherlands 3.3%
ING Groep NV	478,251	8,544,130
Shell PLC	525,316	18,961,157
Total		27,505,287
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	48,225	—
Singapore 1.2%
Venture Corp., Ltd.	989,900	10,300,265
South Korea 0.7%
Youngone Corp.	242,344	5,952,079
United Kingdom 7.4%
BP PLC, ADR	270,401	10,158,966
BT Group PLC	3,420,543	5,726,796
Common Stocks (continued)
Issuer	Shares	Value ($)
DCC PLC	123,958	9,052,533
Just Group PLC	6,205,213	8,264,713
TP Icap Group PLC	4,361,487	12,171,198
Vodafone Group PLC	9,793,118	9,467,989
WPP PLC	642,081	6,720,711
Total		61,562,906
United States 67.2%
Alphabet, Inc., Class C(b)	84,281	14,661,523
Ameren Corp.	169,138	12,409,655
Applied Materials, Inc.	63,491	13,655,644
Bank of America Corp.	655,057	26,195,729
Boston Scientific Corp.(b)	177,408	13,406,722
Chubb Ltd.	57,393	15,543,172
Citigroup, Inc.	319,552	19,911,285
Comcast Corp., Class A	370,549	14,833,076
Diversified Energy Co. PLC	236,978	3,584,288
DTE Energy Co.	122,211	14,241,248
Eaton Corp. PLC	42,148	14,028,962
Edwards Lifesciences Corp.(b)	123,400	10,722,226
Eli Lilly & Co.	11,249	9,228,005
EOG Resources, Inc.	110,317	13,739,982
Equinix, Inc.	13,972	10,660,357
Exxon Mobil Corp.	216,933	25,437,564
General Dynamics Corp.	41,573	12,462,338
Hilton Worldwide Holdings, Inc.	53,007	10,633,204
Honeywell International, Inc.	70,158	14,185,246
Jazz Pharmaceuticals PLC(b)	94,197	9,914,234
Lam Research Corp.	17,254	16,088,320
MasterCard, Inc., Class A	36,035	16,110,167
Merck & Co., Inc.	140,610	17,652,179
Mondelez International, Inc., Class A	200,017	13,707,165
MP Materials Corp.(b)	203,263	3,296,926
NIKE, Inc., Class B	112,143	10,659,192
Parker-Hannifin Corp.	27,657	14,700,249
Primo Water Corp.	481,646	10,865,934
Procter & Gamble Co. (The)	133,335	21,938,941
Prologis, Inc.	97,814	10,807,469

Columbia Global Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Value Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	114,870	23,439,223
Republic Services, Inc.	69,356	12,844,038
S&P Global, Inc.	42,162	18,024,677
TE Connectivity Ltd.	93,691	14,025,543
Thermo Fisher Scientific, Inc.	26,042	14,791,335
Union Pacific Corp.	51,205	11,921,548
UnitedHealth Group, Inc.	41,602	20,608,383
Vertex Pharmaceuticals, Inc.(b)	11,946	5,439,492
Walmart, Inc.	349,284	22,968,916
Total		559,344,157
Total Common Stocks (Cost $690,068,485)		812,385,897

Exchange-Traded Equity Funds 1.4%
	Shares	Value ($)
United States 1.4%
iShares Russell 1000 Value ETF	66,857	11,844,386
Total Exchange-Traded Equity Funds (Cost $11,025,366)		11,844,386

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 5.547%(g),(h)	14,587,925	14,585,007
Total Money Market Funds (Cost $14,583,977)		14,585,007
Total Investments in Securities (Cost $715,677,828)		838,815,290
Other Assets & Liabilities, Net		(6,681,863)
Net Assets		$832,133,427
At May 31, 2024, securities and/or cash totaling $16,056,546 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,441,000 GBP	10,564,165 USD	Barclays	06/27/2024	—	(193,074)
26,816,000 SEK	2,464,094 USD	Barclays	06/27/2024	—	(86,995)
27,681,460 USD	37,914,000 CAD	Barclays	06/27/2024	148,980	—
2,485,273 USD	26,276,000 NOK	Barclays	06/27/2024	19,558	—
3,166,869,000 JPY	20,609,519 USD	Citi	06/27/2024	399,385	—
2,485,749 USD	3,754,000 AUD	Citi	06/27/2024	13,702	—
4,084,354 USD	44,449,000 SEK	Citi	06/27/2024	144,218	—
3,312,041 USD	3,060,000 EUR	Goldman Sachs International	06/27/2024	11,684	—
26,483,000 SGD	19,532,973 USD	HSBC	06/27/2024	—	(88,917)
3,754,000 AUD	2,473,091 USD	Morgan Stanley	06/27/2024	—	(26,360)
13,440,917,000 KRW	9,798,515 USD	Morgan Stanley	06/27/2024	69,428	—
61,684,000 SEK	5,784,809 USD	Morgan Stanley	06/27/2024	—	(83,382)
9,738,801 USD	9,087,000 EUR	Morgan Stanley	06/27/2024	131,359	—
12,233,830 USD	20,619,000 NZD	State Street	06/27/2024	440,669	—
1,482,000 CHF	1,634,039 USD	Wells Fargo	06/27/2024	—	(12,792)
4,110,970 USD	28,469,000 DKK	Wells Fargo	06/27/2024	35,889	—
Total				1,414,872	(491,520)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(4,807,166)	(866)	60.00	6/21/2024	(61,774)	(60,187)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

Columbia Global Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Value Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	3,968,862	32,014,771	(21,399,642)	1,016	14,585,007	(654)	77,448	14,587,925
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Global Value Fund  | 2024

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1QT145_02_P01_(07/24)